November 5, 2021

Via EDGAR filing

Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Dear Ladies and Gentlemen:

On behalf of Simplify Exchange Traded Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 29 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to add four additional series to the Trust.

If you have any questions, please contact the undersigned at (614)-469-3294 or Andrew Davalla at (614) 469-3294.

Very truly yours,

/s/ Brian Doyle-Wenger
Brian Doyle-Wenger